Sale of Management & Consolidation/Deconsolidation of Navios Containers - Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Revenue	$ 89,925
Time charter, voyage and port terminal expenses	(3,976)
Direct vessel expenses	(44,088)
General and administrative expenses	(6,706)
Depreciation and amortization	(22,858)
Interest expense and finance cost	(10,519)
Other expense, net	(5,896)
Net (loss)/income from discontinued operations	(4,118)
Less: Net loss/(income) attributable to the noncontrolling interest	3,968
Net (loss)/income attributable to Navios Holdings common stockholders	$ (150)	$ 0	$ 0	$ (4,118)